Cover	Jun. 30, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	We are filing this amendment to the Current Report on Form 8-K that we filed on July 7, 2020 (the “Original Report”), (i) in furtherance of our statement therein that we would file an amendment to the Original Report when our Charter was accepted for filing with the SDAT and (ii) to refile the Charter as an exhibit to reflect ministerial changes to the charter filed with the Original Report. There are no other changes to the Original Report. (There are no changes to the Amended and Restated Bylaws which are refiled herewith for the convenience of investors). Capitalized terms used without being defined herein have the meanings ascribed to such terms by the Original Report.
Document Period End Date	Jun. 30, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-09279
Entity Registrant Name	ONE LIBERTY PROPERTIES, INC.
Entity Central Index Key	0000712770
Entity Tax Identification Number	13-3147497
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	60 Cutter Mill Road
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Great Neck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11021
City Area Code	(516)
Local Phone Number	466-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OLP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false